Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Inventories
Inventories consists of the following:

December 31,	2021	2020
Direct materials	$83,943	$119,342
Repair and distribution parts	54,156	52,125
Work-in-progress	31,298	25,185
Equipment	3,290	15,599

Total inventories	$172,687	$212,251

December 31,	2021	2020
Work-in-progress related to finance leases	$36,169	$—